Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability, 5% increase	$ (33)	$ (32)
Discount for lack of marketability, 5% decrease	33	32
Noncontrolling interests discount, 5% increase	(24)	(19)
Noncontrolling interests discount, 5% decrease	24	19
Long-term revenue growth rates, 0.1% increase	30	25
Long-term revenue growth rates, 0.1% decrease	(29)	(25)
Discount rate, 1% increase	(330)	(288)
Discount rate, 1% decrease	$ 407	$ 350